UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

AIG SERIES TRUST - 2010 HIGH WATERMARK FUND

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Principal Amount/Options Purchased	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 60.4%
U.S. Treasuries - 60.4%

United States Treasury Bond Strip zero coupon due 08/15/10 (cost $109,737,592)(1)	$135,000,000	$109,652,400

PUT OPTIONS PURCHASED - 0.0% †

Index/Expiration Date/Exercise Price
S&P 500 Index / March 2005 / $1,025	9,250	8,325
S&P 500 Index / March 2005 / $1,050	7,000	8,400
S&P 500 Index / March 2005 / $1,075	37,000	64,750

Total Put Options Purchased (cost $213,537)		81,475

Total Long-Term Investment Securities (cost $109,951,129)		109,733,875

SHORT-TERM SECURITIES - 37.9%
U.S. Treasuries - 36.8%

United States Treasury Bills 1.00% due 05/12/05(1)	6,820,000	6,772,826
United States Treasury Bills 1.00% due 06/09/05(1)	6,860,000	6,798,411
United States Treasury Bills 1.64% due 02/03/05(1)	2,730,000	2,729,751
United States Treasury Bills 1.65% due 02/03/05(1)	855,000	854,922
United States Treasury Bills 1.66% due 02/03/05(1)	375,000	374,965
United States Treasury Bills 1.67% due 02/03/05(1)	2,340,000	2,339,783
United States Treasury Bills 1.70% due 02/17/05(1)	1,250,000	1,249,054
United States Treasury Bills 1.72% due 02/17/05(1)	575,000	574,561
United States Treasury Bills 1.73% due 02/17/05(1)	880,000	879,321
United States Treasury Bills 1.74% due 02/17/05(1)	1,440,000	1,438,888
United States Treasury Bills 1.75% due 02/17/05(1)	780,000	779,395
United States Treasury Bills 1.77% due 02/17/05(1)	430,000	429,662
United States Treasury Bills 1.78% due 02/17/05(1)	300,000	299,763
United States Treasury Bills 1.79% due 02/17/05(1)	970,000	969,229
United States Treasury Bills 1.81% due 03/03/05(1)	950,000	948,565
United States Treasury Bills 1.82% due 03/03/05(1)	665,000	663,991
United States Treasury Bills 1.84% due 03/03/05(1)	2,255,000	2,251,528
United States Treasury Bills 1.87% due 03/03/05(1)	2,055,000	2,051,802
United States Treasury Bills 1.91% due 03/31/05(1)	4,010,000	4,002,523

United States Treasury Bills 1.92% due 03/31/05(1)	740,000	737,204
United States Treasury Bills 1.94% due 03/31/05(1)	3,050,000	3,038,477
United States Treasury Bills 1.95% due 03/31/05(1)	1,140,000	1,135,693
United States Treasury Bills 1.96% due 03/31/05(1)	4,005,000	3,989,869
United States Treasury Bills 1.99% due 03/31/05(1)	350,000	348,678
United States Treasury Bills 2.10% due 04/21/05(1)	3,895,000	3,874,454
United States Treasury Bills 2.20% due 04/21/05(1)	1,050,000	1,044,461
United States Treasury Bills 2.21% due 04/21/05(1)	700,000	696,308
United States Treasury Bills 2.24% due 05/12/05(1)	790,000	784,536
United States Treasury Bills 2.26% due 05/12/05(1)	1,050,000	1,042,737
United States Treasury Bills 2.26% due 12/05/05(1)	90,000	89,377
United States Treasury Bills 2.29% due 05/12/05(1)	450,000	446,887
United States Treasury Bills 2.40% due 06/09/05(1)	1,450,000	1,436,982
United States Treasury Bills 2.52% due 07/07/05(1)	700,000	692,177
United States Treasury Bills 2.54% due 07/07/05(1)	5,700,000	5,636,297
United States Treasury Bills 2.55% due 07/07/05(1)	800,000	791,059
United States Treasury Bills 2.56% due 07/07/05(1)	3,090,000	3,055,467
United States Treasury Bills 2.57% due 07/07/05(1)	500,000	494,412
United States Treasury Bills 2.58% due 07/07/05(1)	1,150,000	1,137,148

		66,881,163

U.S. Government Agencies - 1.1%

Federal Home Loan Bank Consolidated Disc. Notes 2.06% due 04/15/05(1)	1,600,000	1,591,922
Federal Home Loan Bank Consolidated Disc. Notes 2.08% due 04/18/05(1)	400,000	397,897

		1,989,819

Total Short Term Investment Securities (cost $68,889,728)		68,870,982

Repurchase Agreement - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $700,018 and collateralized by $575,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/30 and having an approximate aggregate value of $715,703 (cost $700,000)(1)	700,000	700,000

TOTAL INVESTMENTS - (cost $180,240,857) @	98.8%	179,304,857
Other assets less liabilities	1.2%	2,197,993

NET ASSETS -	100.0%	$181,502,850

†       Non-Income producing securities.

@     At January 31, 2005, the cost of securities for federal tax purposes was the same for book purposes.

(1)    The security or a portion thereof represents collateral for open futures contracts.

	Shares Subject To Call	Value (Note 1)
Call Options Written - (0.0%) †
Index/Expiration Date/Exercise Price
S&P 500 Index / March 2005 / $1,225	(10,500)	(37,800)
S&P 500 Index / March 2005 / $1,250	(7,250)	(7,250)
S&P 500 Index / March 2005 / $1,300	(17,250)	(2,588)
S&P 500 Index / March 2005 / $1,275	(19,500)	(5,850)

Total Call Options Written (premiums received $275,444)		(53,488)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2005	Unrealized Appreciation/ (Depreciation)
323 Long	S&P 500 Futures Index	March 2005	$96,370,180	$95,422,275	$(947,905)

See Notes to Portfolio of Investments

AIG SERIES TRUST—2015 HIGH WATERMARK FUND

PORTFOLIO OF INVESTMENTS—January 31, 2005 (unaudited)

Security Description	Principal Amount/Options Purchased	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—55.1%
U.S. Treasuries—55.1%
United States Treasury Bond Strip zero coupon due 08/15/15 (cost $19,579,114)(1)	$31,540,000	$19,957,471

PUT OPTIONS PURCHASED —0.0% †
Index/Expiration Date/Exercise Price
S&P 500 Index / March 2005 / $1,025	3,000	2,700
S&P 500 Index / March 2005 / $1,050	1,250	1,500
S&P 500 Index / March 2005 / $1,075	4,500	7,875

Total Put Options Purchased
(cost $30,508)		12,075

Total Long-Term Investment Securities
(cost $19,609,622)		19,969,546

SHORT-TERM SECURITIES—41.2%
U.S. Treasuries—40.4%
United States Treasury Bills 1.00% due 05/12/05(1)	1,520,000	1,509,486
United States Treasury Bills 1.00% due 06/09/05(1)	1,880,000	1,863,121
United States Treasury Bills 1.64% due 02/03/05(1)	100,000	99,991
United States Treasury Bills 1.65% due 02/03/05(1)	100,000	99,991
United States Treasury Bills 1.67% due 02/03/05(1)	425,000	424,961
United States Treasury Bills 1.70% due 02/17/05(1)	140,000	139,894
United States Treasury Bills 1.70% due 02/17/05(1)	240,000	239,817
United States Treasury Bills 1.73% due 02/17/05(1)	110,000	109,915
United States Treasury Bills 1.74% due 02/17/05(1)	290,000	289,776
United States Treasury Bills 1.75% due 02/17/05(1)	30,000	29,977
United States Treasury Bills 1.77% due 02/17/05(1)	70,000	69,945
United States Treasury Bills 1.78% due 02/17/05(1)	160,000	159,874
United States Treasury Bills 1.79% due 02/17/05(1)	230,000	229,817
United States Treasury Bills 1.81% due 03/03/05(1)	250,000	249,622
United States Treasury Bills 1.82% due 03/03/05(1)	295,000	294,553
United States Treasury Bills 1.84% due 03/03/05(1)	425,000	424,346
United States Treasury Bills 1.87% due 03/03/05(1)	140,000	139,782
United States Treasury Bills 1.88% due 03/03/05(1)	200,000	199,689
United States Treasury Bills 1.91% due 03/03/05(1)	860,000	858,631
United States Treasury Bills 1.94% due 03/31/05(1)	440,000	438,338
United States Treasury Bills 1.95% due 03/31/05(1)	380,000	378,564
United States Treasury Bills 1.96% due 03/31/05(1)	395,000	393,508
United States Treasury Bills 2.03% due 04/21/05(1)	120,000	119,367
United States Treasury Bills 2.04% due 04/21/05(1)	300,000	298,418
United States Treasury Bills 2.08% due 04/21/05(1)	510,000	507,310
United States Treasury Bills 2.09% due 04/21/05(1)	110,000	109,420
United States Treasury Bills 2.10% due 04/21/05(1)	1,220,000	1,213,565
United States Treasury Bills 2.12% due 04/21/05(1)	200,000	198,945
United States Treasury Bills 2.17% due 04/21/05(1)	125,000	124,341
United States Treasury Bills 2.20% due 04/21/05(1)	175,000	174,077
United States Treasury Bills 2.21% due 04/21/05(1)	300,000	298,418
United States Treasury Bills 2.26% due 05/12/05(1)	110,000	109,239

United States Treasury Bills 2.26% due 12/05/05(1)	230,000	228,409
United States Treasury Bills 2.29% due 05/12/05(1)	25,000	24,827
United States Treasury Bills 2.54% due 07/07/05(1)	1,350,000	1,334,912
United States Treasury Bills 2.55% due 07/07/05(1)	100,000	98,882
United States Treasury Bills 2.56% due 07/07/05(1)	850,000	840,500
United States Treasury Bills 2.58% due 07/07/05(1)	280,000	276,871
United States Treasury Bills 2.60% due 07/07/05(1)	50,000	49,441

		14,650,539

U.S. Government Agencies—0.8%
Federal Home Loan Bank Consolidated Disc. Notes 2.06% due 04/15/05(1)	200,000	198,990
Federal Home Loan Bank Consolidated Disc. Notes 2.08% due 04/18/05(1)	100,000	99,474

		298,464

Total Short-Term Securities (cost $14,952,604)		14,949,003

Repurchase Agreement—0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $159,004 and collateralized by $165,000 of United States Treasury Bonds, bearing interest at 2.50%, due 10/31/06 and having an approximate aggregate value of $163,969 (cost $159,000)(1).	159,000	159,000

TOTAL INVESTMENTS—
(cost $34,721,226) @	96.7%	35,077,549
Other assets less liabilities	3.3%	1,178,462

NET ASSETS -	100.0%	$36,256,011

†	Non-Income producing securities.
@	At January 31, 2005, the cost of securities for federal income purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

Call Options Written—(0.1%) †	Shares Subject To Call	Value (Note 1)
Index/Expiration Date/Exercise Price
S&P 500 Index / March 2005 / $1,225	(2,000)	(7,200)
S&P 500 Index / March 2005 / $1,250	(2,000)	(2,000)
S&P 500 Index / March 2005 / $1,275	(3,250)	(975)
S&P 500 Index / March 2005 / $1,300	(2,000)	(300)

Total Call Options Written
(premiums received $48,609)		(10,475)

Open Futures Contracts

Number of Contacts	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2005	Unrealized Appreciation/ (Depreciation)
97 Long	S&P 500 Futures Index	March 2005	$28,901,422	$28,656,225	$(245,197)
19 Long	S&P 500 E-Mini Futures Index	March 2005	1,138,939	1,122,615	(16,324)

					$(261,521)

See Notes to Portfolio of Investments

AIG SERIES TRUST - 2020 HIGH WATERMARK FUND

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 40.5%
U.S. Treasuries - 40.5%

United States Treasury Bond Strip zero coupon due 08/15/20 (cost $4,763,883)(1)	$10,380,000	$5,012,481

SHORT-TERM INVESTMENT SECURITIES - 56.1%
U.S. Treasuries - 55.3%

United States Treasury Bills 0.45% due 12/05/05(1)	200,000	198,617
United States Treasury Bills 1.00% due 05/12/05(1)	100,000	99,308
United States Treasury Bills 1.00% due 12/05/05(1)	60,000	59,585
United States Treasury Bills 1.64% due 02/03/05(1)	35,000	34,997
United States Treasury Bills 1.65% due 02/03/05(1)	25,000	24,998
United States Treasury Bills 1.67% due 02/03/05(1)	165,000	164,985
United States Treasury Bills 1.70% due 02/17/05(1)	110,000	109,917
United States Treasury Bills 1.72% due 02/17/05(1)	130,000	129,901
United States Treasury Bills 1.73% due 02/17/05(1)	70,000	69,946
United States Treasury Bills 1.74% due 02/17/05(1)	40,000	39,969
United States Treasury Bills 1.75% due 02/17/05(1)	30,000	29,977
United States Treasury Bills 1.77% due 02/17/05(1)	20,000	19,984
United States Treasury Bills 1.79% due 02/17/05(1)	170,000	169,865
United States Treasury Bills 1.81% due 03/03/05(1)	220,000	219,668
United States Treasury Bills 1.82% due 03/03/05(1)	115,000	114,826
United States Treasury Bills 1.84% due 03/03/05(1)	160,000	159,755
United States Treasury Bills 1.87% due 03/03/05(1)	70,000	69,891
United States Treasury Bills 1.91% due 03/03/05(1)	270,000	269,570
United States Treasury Bills 1.92% due 03/31/05(1)	10,000	9,962
United States Treasury Bills 1.94% due 03/31/05(1)	100,000	99,622
United States Treasury Bills 1.95% due 03/31/05(1)	85,000	84,679
United States Treasury Bills 1.96% due 03/31/05(1)	125,000	124,528
United States Treasury Bills 2.03% due 04/21/05(1)	80,000	79,578
United States Treasury Bills 2.04% due 04/21/05(1)	140,000	139,262
United States Treasury Bills 2.08% due 04/21/05(1)	60,000	59,684
United States Treasury Bills 2.09% due 04/21/05(1)	130,000	129,314
United States Treasury Bills 2.10% due 04/21/05(1)	720,000	716,202
United States Treasury Bills 2.11% due 04/21/05(1)	30,000	29,842
United States Treasury Bills 2.12% due 04/21/05(1)	150,000	149,209
United States Treasury Bills 2.17% due 04/21/05(1)	100,000	99,473
United States Treasury Bills 2.20% due 04/21/05(1)	205,000	203,919
United States Treasury Bills 2.21% due 04/21/05(1)	175,000	174,077
United States Treasury Bills 2.24% due 05/21/05(1)	110,000	109,239
United States Treasury Bills 2.26% due 05/21/05(1)	400,000	397,233
United States Treasury Bills 2.29% due 05/21/05(1)	40,000	39,723
United States Treasury Bills 2.40% due 06/09/05(1)	100,000	99,102
United States Treasury Bills 2.55% due 07/07/05(1)	50,000	49,441
United States Treasury Bills 2.56% due 07/07/05(1)	280,000	276,871
United States Treasury Bills 2.58% due 07/07/05(1)	200,000	197,765
United States Treasury Bills 2.60% due 07/07/05(1)	50,000	49,441
United States Treasury Bills 2.63% due 07/07/05(1)	100,000	98,882
United States Treasury Bills 3.10% due 06/09/05(1)	960,000	951,381
United States Treasury Bills 3.57% due 05/12/05(1)	495,000	491,576

		6,845,764

U.S. Government Agencies - 0.8%

Federal Home Loan Bank Consolidated Disc. Notes 2.06% due 04/15/05(1)	100,000	99,495

Total Short-Term Investment Securities (cost $6,946,876)		6,945,259

TOTAL INVESTMENTS - (cost $11,710,759) @	96.6%	11,957,740
Other assets less liabilities	3.4%	420,262

NET ASSETS -	100.0%	$12,378,002

@	At January 31, 2005, the cost of securities for federal income purposes was the same for book purposes.
(1)	The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts

Number of Contacts	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2005	Unrealized Appreciation/(Depreciation)
52 Long	S&P 500 Futures Index	March 2005	$3,106,423	$3,072,420	$(34,003)
35 Long	S&P 500 E-Mini Futures Index	March 2005	7,149,716	7,090,200	(59,516)

					$(93,519)

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Significant Accounting Policies

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon the last reported bid prices. Securities listed on the NASDAQ stock market are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust’s Trustees.

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual Report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	March 31, 2005

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	March 31, 2005